SCHEDULE OF BALANCE SHEET (Details) $ in Thousands	Mar. 31, 2026 USD ($)		Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	$ 37,957		¥ 261,827,000	¥ 109,213,000	¥ 76,675,000
Restricted Cash	42		288,000
Accounts receivable, net	266		1,837,000
Prepaid expenses and other current assets	15,369		106,027,000	45,535,000
Inventories	556		3,832,000	6,351,000
Prepaid tax	443		3,054,000
Total current assets	59,401		409,752,000	161,665,000
Non-current assets
Property, plant and equipment, net	4,957		34,196,000	39,599,000
Operating lease right-of-use assets, net	130		900,000	1,714,000
Finance lease right-of-use assets, net	241		1,660,000	2,246,000
Intangible assets, net	25		174,000	205,000
Deferred loss on sale-leaseback	63		435,000	605,000
Total non-current assets	5,416		37,365,000	44,369,000
Total assets	64,817		447,117,000	206,034,000
Current liabilities
Accounts payable	14,656		101,097,000	138,504,000
Short-term borrowings	8,388		57,860,000	57,600,000
Current portion of government grants	263		1,812,000	1,812,000
Lease liabilities	174		1,203,000	4,085,000
Other payables and accrued liabilities	10,700		73,810,000	89,350,000
Current liabilities related to discontinued operations	252		1,726,000	1,601,000
Total current liabilities	42,040		289,982,000	333,739,000
Non-current liabilities
Long-term borrowings	722		4,980,000	6,000,000
Government grants	104		717,000	2,530,000
Due to related parties	1,906		13,150,000
Lease liability - non-current	60		416,000	1,619,000
Total non-current liabilities	2,792		19,263,000	10,149,000
Total liabilities	44,832		309,245,000	343,888,000
Shareholders’ equity
Subscription Receivables	(22,542)		(155,495,000)
Accumulated deficit	(131,451)		(906,751,000)	(878,915,000)
Accumulated other comprehensive income	(799)		(5,500,000)	13,317,000
Total shareholders' equity	19,985		137,872,000	(137,854,000)	¥ 362,607,000	¥ 40,732,000
Total liabilities and shareholders' equity	64,817		447,117,000	206,034,000
Common Class A [Member]
Shareholders’ equity
Ordinary shares	846		5,839,000	26,000
Common Class B [Member]
Shareholders’ equity
Ordinary shares		[1]
Related Party [Member]
Current assets
Due from related parties	4,768		32,887,000	566,000
Current liabilities
Due to related parties	6,803		46,928,000	40,787,000
Interest payable to related party	$ 21		146,000
Non-current liabilities
Due to related parties			13,150,000
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents			6,654,000	517,000
Restricted Cash			288,000
Accounts receivable, net			3,009,000
Prepaid expenses and other current assets			51,580,000	11,640,000
Inventories			3,832,000	6,351,000
Prepaid tax			3,054,000
Total current assets			101,304,000	19,074,000
Non-current assets
Property, plant and equipment, net			34,196,000	39,599,000
Operating lease right-of-use assets, net			900,000	1,714,000
Finance lease right-of-use assets, net			1,660,000	2,246,000
Intangible assets, net			174,000	205,000
Deferred loss on sale-leaseback			435,000	605,000
Total non-current assets			37,365,000	44,369,000
Total assets			138,669,000	63,443,000
Current liabilities
Accounts payable			101,099,000	138,504,000
Short-term borrowings			57,860,000	57,600,000
Short Term Portion of long term loan			5,400,000
Current portion of government grants			1,812,000	1,812,000
Lease liabilities			1,203,000	4,085,000
Other payables and accrued liabilities			135,337,000	64,604,000
Current liabilities related to discontinued operations			1,726,000	1,601,000
Total current liabilities			330,928,000	285,155,000
Non-current liabilities
Long-term borrowings			4,980,000	6,000,000
Government grants			717,000	2,530,000
Lease liability - non-current			416,000	1,619,000
Total non-current liabilities			19,263,000	10,149,000
Total liabilities			350,191,000	295,304,000
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Current assets
Due from related parties			32,887,000	566,000
Current liabilities
Due to related parties			26,345,000	16,949,000
Interest payable to related party			146,000
Non-current liabilities
Due to related parties			13,150,000
Parent Company [Member]
Current assets
Cash and cash equivalents			2,000	2,000
Prepaid expenses and other current assets				26,516,000
Non-current assets
Total assets			201,706,000	(71,130,000)
Current liabilities
Other payables and accrued liabilities			36,987,000	38,951,000
Non-current liabilities
Total liabilities			58,643,000	61,533,000
Inter-company receivable			432,580,000	466,289,000
Investment in subsidiaries			(230,876,000)	(563,937,000)
Inter-company payable			862,000	(324,000)
Shareholders’ equity
Additional paid-in capital			1,204,970,000	732,909,000
Subscription Receivables			(155,495)
Accumulated deficit			(906,751,000)	(878,915,000)
Accumulated other comprehensive income			(5,500,000)	13,317,000
Total shareholders' equity			143,063,000	(132,663,000)
Total liabilities and shareholders' equity			201,706,000	(71,130,000)
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity
Ordinary shares			5,839,000	26,000
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity
Ordinary shares
Parent Company [Member] | Related Party [Member]
Non-current liabilities
Due to related parties			¥ 20,794,000	¥ 22,906,000

[1]	On March 31, 2025, the Company effected a 10-for-1 consolidation of its ordinary shares; on November 21, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; on February 17, 2026, the Company effected a 5-for-1 sconsolidation of its ordinary shares; and on June 22, 2026, the Company effected a 10-for-1 consolidation of its ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.